Long-Term Debt (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Debt	$ 9,453,383	$ 9,541,282
Current maturities of long-term debt	(166,894)	(89,902)
Long-term debt	9,286,489	9,451,380
Secured Debt [Member] | Credit Facility, Term Loan A [Member]
Debt Instrument [Line Items]
Debt	637,500	712,500
Secured Debt [Member] | Credit Facility, Term Loan B, Initial Funding [Member]
Debt Instrument [Line Items]
Debt	3,412,584	3,619,062
Senior Notes [Member] | Senior Notes at 8.0, Due 2019 [Member]
Debt Instrument [Line Items]
Debt	2,020,346	2,022,829
Senior Notes [Member] | Senior Notes at 7.125, Due 2020 [Member]
Debt Instrument [Line Items]
Debt	1,200,000	1,200,000
Senior Secured Notes [Member] | Senior Secured Notes At 5.125 Due 2018 [Member]
Debt Instrument [Line Items]
Debt	1,600,000	1,600,000
Receivables Facility [Member] | Receivables Facility, Name [Member]
Debt Instrument [Line Items]
Debt	500,000	300,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Debt	46,066	47,951
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt	$ 36,887	$ 38,940